CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 1,933	$ 3,056	$ 4,299
Accounts receivable, net	986	4,228	1,043
Costs in excess of billings	392	132	0
Inventories	297	167	65
Deposits	820	262
Other current assets	290	328	289
Total Current Assets	4,718	8,173	5,696
Property and equipment, net	480	544	560
Other assets	68	72	61
TOTAL ASSETS	5,266	8,789	6,317
LIABILITIES AND STOCKHOLDERS' DEFICIENCY
Accounts payable	1,338	2,640	722
Convertible debt, net - current portion	2,926	1,250	0
Accrued payroll taxes		599	1,470
Billings in excess of costs	3,982	5,131	1,880
Derivative liability, current portion	552	706	0
Other current liabilities	1,672	1,833	1,995
Total Current Liabilities	10,470	11,560	6,067
Long Term Liabilities:
Derivative liability	80	101	2,852
Convertible debt, net	0	1,571	8,892
Other long term liabilities	114	160	180
Total Long Term Liabilities	194	1,832	11,924
Total Liabilities	10,664	13,392	17,991
Commitments and contingencies (Note 8)
Stockholders' Deficiency:
Common Stock, $.001 par value: authorized - 425,000,000 shares at March 31, 2012 and December 31, 2011; issued: 91,219,622 shares at March 31, 2012 and 85,167,098 shares at December 31, 2011; outstanding: 91,085,825 shares at March 31, 2012 and 85,033,301 shares at December 31, 2011	91	85	55
Additional paid-in capital	109,470	108,727	84,351
Accumulated deficit	(115,055)	(113,510)	(96,124)
Treasury stock, at cost: 133,797 shares at March 31, 2012 and December 31, 2011	(18)	(18)	(18)
Total ThermoEnergy Corporation Stockholders' Deficiency	(5,393)	(4,597)	(11,674)
Noncontrolling interest	(5)	(6)	0
Total Stockholders' Deficiency	(5,398)	(4,603)	(11,674)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	5,266	8,789	6,317
Series A Convertible Preferred Stock [Member]
Stockholders' Deficiency:
Preferred stock value	2	2	2
Series B Convertible Preferred Stock [Member]
Stockholders' Deficiency:
Preferred stock value	$ 117	$ 117	$ 60